UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐                    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported):  _____________

__________________________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

______________________________

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒                  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

      Westlake Automobile Receivables Trust 2018-3
               (Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:        0001645538; 0001675921

Central Index Key Number of issuing entity (if applicable):        0001748748

Central Index Key Number of underwriter (if applicable):

Paul Kerwin, Chief Financial Officer, (323) 692-7070

Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated August 2, 2018, attached as Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WESTLAKE FUNDING IV, LLC
(Depositor)

By:	/s/ Paul Kerwin
	Name:	Paul Kerwin
	Title:	Chief Financial Officer

WPS IV, LLC
(Depositor)

By:	/s/ Paul Kerwin
	Name:	Paul Kerwin
	Title:	Chief Financial Officer

Date: August 3, 2018